Organization and Business Description (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Mar. 31, 2025
Organization and Business Description [Line Items]
Cash	$ 4,042,661		$ 5,648,749	$ 3,751,921
Working capital deficit	16,168,679		15,688,971	30,294,954
Net loss	$ (2,682,389)	$ 895,932	$ 3,104,267	$ 3,140,068	$ 10,887,689
Forecast [Member]
Organization and Business Description [Line Items]
Cash and cash equivalents						$ 8,285,084	$ 3,808,469